Shareholder Report	12 Months Ended
May 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Summer Street Trust
Entity Central Index Key	0000225322
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Fidelity Advisor Climate Action Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Climate Action Fund
Class Name	Fidelity Advisor® Climate Action Fund Class Z
Trading Symbol	FCLZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 104	0.90%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities gained considerably for the 12 months ending May 31, 2024, as global economic expansion and, perhaps most notably, a slowing in the pace of inflation and a shift to more-dovish monetary policy in some markets provided a favorable backdrop for risk assets. Performance was driven by a narrow set of technology-focused firms riding high-growth megatrends, fanned by enthusiasm for artificial intelligence.
•Against this backdrop, stock picks in the United States and the U.K. contributed to the fund's performance. By sector, security selection was the primary contributor, led by industrials. An overweight in information technology also helped.
•Not owning Tesla, a benchmark component that returned about -13%, was the top individual relative contributor. The second-largest relative contributor was an overweight in Eaton (+93%). A non-benchmark stake in Hyundai gained roughly 344% and notably helped.
•In contrast, from a regional standpoint, stock picks in Europe ex U.K. and an overweight in emerging markets detracted from the fund's result. By sector, the biggest detractor from performance versus the benchmark was stock selection in financials, utilities and information technology.
•The largest individual relative detractor was our non-benchmark stake in Kenvue (-20%). The second-largest relative detractor was our stake in SolarEdge Technologies (-74%). SolarEdge Technologies was not held at period end.
•Notable changes in positioning include lower allocations to France and Denmark, an increased exposure to communication services and a lower allocation to consumer staples.
•Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through May 31, 2024. Initial investment of $10,000. Class Z $10,000 $8,910 $8,923 $11,592 MSCI World Climate Change Index $10,000 $9,303 $9,791 $12,536 MSCI World Index $10,000 $9,415 $9,650 $12,101 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 29.91% 5.12% MSCI World Climate Change Index 28.03% 7.93% MSCI World Index 25.39% 6.65% A From June 15, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 31,239,056
Holdings Count | shares	100
Advisory Fees Paid, Amount	$ 161,267
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$31,239,056
Number of Holdings	100
Total Advisory Fee	$161,267
Portfolio Turnover	85%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 35.1 Industrials 20.2 Financials 11.0 Health Care 10.5 Consumer Discretionary 9.6 Communication Services 5.1 Materials 3.2 Consumer Staples 2.8 Energy 0.8 Utilities 0.5 Common Stocks 98.8 Preferred Securities 0.0 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) United States 86.4 Denmark 2.4 United Kingdom 1.8 France 1.4 Switzerland 1.3 China 1.2 Brazil 0.9 Japan 0.8 Canada 0.8 Others 3.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 9.0 Microsoft Corp 6.2 Alphabet Inc Class A 5.1 Moody's Corp 2.4 Apple Inc 2.4 Eaton Corp PLC 2.1 Amazon.com Inc 2.1 Applied Materials Inc 1.9 First Solar Inc 1.7 Morgan Stanley 1.7 34.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity SAI Sustainable Sector Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Sustainable Sector Fund
Class Name	Fidelity® SAI Sustainable Sector Fund
Trading Symbol	FIDJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Sustainable Sector Fund for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Sector Fund	$ 57	0.49%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

  •U.S. equities gained considerably for the 12 months ending May 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable environment for higher-risk assets, stocks continued their late-2023 momentum, powered by signs of continued U.S. economic strength.
  •Against this backdrop, security selection was the primary contributor versus the fund's broad-market Dow Jones benchmark, especially within the information technology, industrials and communication services sectors.
  •The fund's overweight stake in Nvidia gained 190% and was the top individual relative contributor. Other notable relative contributors included overweight holdings in Trane Technologies (+104%) and Meta Platforms (+77%). We increased our investment in all three companies this period; Nvidia and Meta Platforms were among the fund's biggest holdings.
  •In contrast, by sector, the biggest detractor from performance versus the benchmark was security selection in materials.
  •Avoiding benchmark component Broadcom, which gained 68% during the period, was the largest individual relative detractor. Other relative detractors included overweight positions in SolarEdge Technologies (-83%) and Penumbra (-38%). This period we increased our positions in SolarEdge Technologies and Penumbra.
  •Notable changes in positioning include decreased exposure to health care and consumer staples, and a higher allocation to information technology.
  •Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions and countries, as well as the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 14, 2022 through May 31, 2024. Initial investment of $10,000. Fidelity® SAI Sustainable Sector Fund $10,000 $9,350 $9,832 MSCI USA IMI ESG Leaders Index $10,000 $9,431 $9,669 Dow Jones U.S. Total Stock Market Index℠ $10,000 $9,365 $9,545 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® SAI Sustainable Sector Fund 30.43% 12.38% MSCI USA IMI ESG Leaders Index 30.10% 11.36% Dow Jones U.S. Total Stock Market Index℠ 27.68% 9.72% A From April 14, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 131,385,720
Holdings Count | shares	238
Advisory Fees Paid, Amount	$ 219,107
Investment Company Portfolio Turnover	162.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$131,385,720
Number of Holdings	238
Total Advisory Fee	$219,107
Portfolio Turnover	162%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.0 Financials 12.5 Health Care 11.9 Consumer Discretionary 10.4 Communication Services 9.8 Industrials 8.4 Consumer Staples 5.7 Materials 2.9 Energy 2.8 Utilities 2.4 Real Estate 2.3 Common Stocks 98.1 Domestic Equity Funds 0.9 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) United States 94.9 Canada 1.0 Taiwan 0.8 Netherlands 0.5 United Kingdom 0.5 Portugal 0.3 Japan 0.3 Singapore 0.3 Ghana 0.2 Others 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 8.8 NVIDIA Corp 7.3 Apple Inc 4.5 Amazon.com Inc 4.3 Alphabet Inc Class A 3.8 Meta Platforms Inc Class A 2.9 JPMorgan Chase & Co 1.6 Unitedhealth Group Inc 1.5 Boston Scientific Corp 1.4 Visa Inc Class A 1.2 37.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Agricultural Productivity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Agricultural Productivity Fund
Class Name	Fidelity® Agricultural Productivity Fund
Trading Symbol	FARMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Agricultural Productivity Fund for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Agricultural Productivity Fund	$ 95	0.95%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities gained considerably for the 12 months ending May 31, 2024, as global economic expansion and, perhaps most notably, a slowing in the pace of inflation and a shift to more-dovish monetary policy in some markets provided a favorable backdrop for risk assets. Performance was driven by a narrow set of technology-focused firms riding high-growth megatrends, fanned by enthusiasm for artificial intelligence.
•Against this backdrop, security selection detracted from the fund's performance versus the industry index, especially within packaged foods & meats. An underweight in agricultural products & services also hurt.
•The largest individual relative detractor was an overweight in Darling Ingredients (-36%). Darling Ingredients was among the fund's biggest holdings this period. The second-largest relative detractor was an overweight in FMC (-39%). FMC was among the fund's largest holdings this period. An overweight in Bakkafrost (-15%) also detracted.
•In contrast, the fund's biggest individual contributor versus the industry index was an overweight in Cranswick (+43%), from the packaged foods & meats group. Cranswick was among the biggest holdings at period end. A second notable relative contributor from the same group was an overweight position in Pilgrim's Pride (+61%). In the agricultural & farm machinery industry, not owning CNH Industrial, an index component that returned about -15%, was another notable relative contributor.
•Notable changes in positioning include decreased exposure to cash and a higher allocation to Canada.
•Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 16, 2020 through May 31, 2024. Initial investment of $10,000. Fidelity® Agricultural Productivity Fund $10,000 $10,910 $18,986 $21,880 $18,454 MSCI ACWI Select Agriculture Producers IMI 25/50 Index $10,000 $11,063 $19,018 $21,496 $17,778 MSCI ACWI (All Country World Index) Index $10,000 $10,918 $15,538 $14,529 $14,708 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Agricultural Productivity Fund 0.48% 16.14% MSCI ACWI Select Agriculture Producers IMI 25/50 Index 2.79% 15.73% MSCI ACWI (All Country World Index) Index 23.98% 15.67% A From April 16, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 16, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 51,964,601
Holdings Count | shares	26
Advisory Fees Paid, Amount	$ 470,411
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$51,964,601
Number of Holdings	26
Total Advisory Fee	$470,411
Portfolio Turnover	12%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Consumer Staples 36.7 Materials 32.3 Industrials 29.6 Health Care 0.7 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) United States 76.2 Canada 8.8 United Kingdom 3.3 Faroe Islands 2.7 Netherlands 2.0 Saudi Arabia 1.8 Japan 1.3 Indonesia 1.1 Ireland 1.1 Others 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Deere & Co 24.1 Corteva Inc 9.9 Nutrien Ltd 8.8 Archer-Daniels-Midland Co 7.1 CF Industries Holdings Inc 4.9 Lamb Weston Holdings Inc 4.9 Bunge Global SA 4.9 Ingredion Inc 4.6 Toro Co/The 3.6 Cranswick PLC 3.3 76.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity SAI Sustainable Future Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Sustainable Future Fund
Class Name	Fidelity® SAI Sustainable Future Fund
Trading Symbol	FIDHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Sustainable Future Fund for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Future Fund	$ 69	0.59%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

  •U.S. equities gained considerably for the 12 months ending May 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum and ended May just shy of a record close, powered by signs of continued U.S. economic strength.
  •Against this backdrop, security selection was the primary contributor versus the benchmark, led by the industrials sector, especially capital goods firms. An overweight and investment choices in information technology also helped, particularly in the semiconductors and semiconductor equipment industry. Favorable security selection in health care was another plus.
  •The top individual relative contributor was an outsized stake in Nvidia (+188%), one of the portfolio's biggest holdings that we increased exposure to this period. An overweight in Eaton (+92%), another large holding that we added to this period, helped as well. A larger-than-benchmark position in Trane Technologies (+102%), further contributed. We increased our position in Trane Technologies, making it a top-10 holding on May 31.
  •In contrast, the biggest detractor from performance versus the benchmark was security selection in materials, followed by the portfolio's comparatively light exposure to energy companies. Stock picking in communication services also hurt. Lastly, the fund's position in cash was a notable detractor.
  •The fund's overweight stake in O-I Glass returned -40% and was the biggest individual relative detractor. An underweight in Meta Platforms (+77%), a new holding established this period, was another negative. Outsized exposure to Newmont (-14%) also hurt, though we sold the stock prior to period end.
  •Notable changes in positioning include decreased exposure to the materials sector and a higher allocation to industrials.
  •Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 14, 2022 through May 31, 2024. Initial investment of $10,000. Fidelity® SAI Sustainable Future Fund $10,000 $9,340 $9,424 MSCI USA IMI ESG Leaders Index $10,000 $9,431 $9,669 Russell 3000® Index $10,000 $9,374 $9,564 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® SAI Sustainable Future Fund 34.13% 11.62% MSCI USA IMI ESG Leaders Index 30.10% 11.36% Russell 3000® Index 27.58% 9.79% A From April 14, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 78,591,501
Holdings Count | shares	122
Advisory Fees Paid, Amount	$ 167,014
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$78,591,501
Number of Holdings	122
Total Advisory Fee	$167,014
Portfolio Turnover	48%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.4 Financials 16.4 Industrials 15.5 Health Care 11.1 Consumer Discretionary 8.4 Communication Services 7.1 Materials 2.7 Consumer Staples 2.5 Energy 2.0 Utilities 1.1 Real Estate 0.4 Common Stocks 96.6 Short-Term Investments and Net Other Assets (Liabilities) 3.4 ASSET ALLOCATION (% of Fund's net assets) United States 94.2 Taiwan 1.9 United Kingdom 1.4 Italy 1.0 Norway 0.7 Canada 0.3 Netherlands 0.3 China 0.2 Denmark 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 8.2 NVIDIA Corp 7.3 Alphabet Inc Class C 4.1 Amazon.com Inc 3.6 Eaton Corp PLC 3.3 Eli Lilly & Co 2.1 Taiwan Semiconductor Manufacturing Co Ltd ADR 1.9 Trane Technologies PLC 1.9 Micron Technology Inc 1.8 Apollo Global Management Inc 1.8 36.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable U.S. Equity Fund
Class Name	Fidelity Advisor® Sustainable U.S. Equity Fund Class Z
Trading Symbol	FSEWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 85	0.75%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained considerably for the 12 months ending May 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum and ended May just shy of a record close, powered by signs of continued U.S. economic strength.
•Against this backdrop, security selection was the fund's primary relative contributor, especially within information technology and health care but was held back by poor security selection in industrials and communication services, followed by picks in financials. Lastly, the fund's position in cash was also a notable detractor.
•Not owning Meta, a benchmark component that gained approximately 77%, was the fund's largest notable relative detractor. Another notable relative detractor was our non-benchmark stake in SolarEdge Technologies (-71%). SolarEdge Technologies was not held at period end. An overweight stake in ON semiconductor (-12%) also detracted from fund performance.
•In contrast, the biggest contributor to performance versus the benchmark was an overweight in Nvidia (+191%), by far. Nvidia was one of our biggest holdings. An underweight in Apple (+9%) was our second notable relative contributor and the fund's fifth-largest holding as of period end. An overweight in Sprouts Farmers Market (+102%), a new position we established during the period, also helped the fund.
•Notable changes in positioning include higher allocation to communication services.
•Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through May 31, 2024. Initial investment of $10,000. Class Z $10,000 $9,452 $9,853 $12,497 MSCI USA IMI ESG Leaders Index $10,000 $9,683 $9,926 $12,914 Russell 3000® Index $10,000 $9,518 $9,711 $12,390 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 26.83% 7.82% MSCI USA IMI ESG Leaders Index 30.10% 9.02% Russell 3000® Index 27.58% 7.50% A From June 15, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 26,854,683
Holdings Count | shares	74
Advisory Fees Paid, Amount	$ 126,538
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$26,854,683
Number of Holdings	74
Total Advisory Fee	$126,538
Portfolio Turnover	45%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.7 Financials 13.0 Health Care 12.6 Industrials 10.9 Consumer Discretionary 10.9 Communication Services 9.2 Consumer Staples 5.4 Materials 4.2 Energy 4.0 Utilities 1.9 Real Estate 1.2 Common Stocks 98.9 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) United States 94.9 France 2.2 Norway 1.5 Italy 0.8 China 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.6 NVIDIA Corp 6.4 Alphabet Inc Class A 4.4 Amazon.com Inc 3.9 Apple Inc 3.2 Procter & Gamble Co/The 2.8 Merck & Co Inc 2.7 Travelers Cos Inc/The 2.5 Cigna Group/The 2.4 Moody's Corp 2.2 38.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable U.S. Equity Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable U.S. Equity Fund
Class Name	Fidelity Advisor® Sustainable U.S. Equity Fund Class I
Trading Symbol	FSEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 102	0.90%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained considerably for the 12 months ending May 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum and ended May just shy of a record close, powered by signs of continued U.S. economic strength.
•Against this backdrop, security selection was the fund's primary relative contributor, especially within information technology and health care but was held back by poor security selection in industrials and communication services, followed by picks in financials. Lastly, the fund's position in cash was also a notable detractor.
•Not owning Meta, a benchmark component that gained approximately 77%, was the fund's largest notable relative detractor. Another notable relative detractor was our non-benchmark stake in SolarEdge Technologies (-71%). SolarEdge Technologies was not held at period end. An overweight stake in ON semiconductor (-12%) also detracted from fund performance.
•In contrast, the biggest contributor to performance versus the benchmark was an overweight in Nvidia (+191%), by far. Nvidia was one of our biggest holdings. An underweight in Apple (+9%) was our second notable relative contributor and the fund's fifth-largest holding as of period end. An overweight in Sprouts Farmers Market (+102%), a new position we established during the period, also helped the fund.
•Notable changes in positioning include higher allocation to communication services.
•Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through May 31, 2024. Initial investment of $10,000. Class I $10,000 $9,442 $9,833 $12,446 MSCI USA IMI ESG Leaders Index $10,000 $9,683 $9,926 $12,914 Russell 3000® Index $10,000 $9,518 $9,711 $12,390 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 26.58% 7.67% MSCI USA IMI ESG Leaders Index 30.10% 9.02% Russell 3000® Index 27.58% 7.50% A From June 15, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 26,854,683
Holdings Count | shares	74
Advisory Fees Paid, Amount	$ 126,538
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$26,854,683
Number of Holdings	74
Total Advisory Fee	$126,538
Portfolio Turnover	45%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.7 Financials 13.0 Health Care 12.6 Industrials 10.9 Consumer Discretionary 10.9 Communication Services 9.2 Consumer Staples 5.4 Materials 4.2 Energy 4.0 Utilities 1.9 Real Estate 1.2 Common Stocks 98.9 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) United States 94.9 France 2.2 Norway 1.5 Italy 0.8 China 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.6 NVIDIA Corp 6.4 Alphabet Inc Class A 4.4 Amazon.com Inc 3.9 Apple Inc 3.2 Procter & Gamble Co/The 2.8 Merck & Co Inc 2.7 Travelers Cos Inc/The 2.5 Cigna Group/The 2.4 Moody's Corp 2.2 38.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Climate Action Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Climate Action Fund
Class Name	Fidelity Advisor® Climate Action Fund Class C
Trading Symbol	FCALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 234	2.05%

Expenses Paid, Amount	$ 234
Expense Ratio, Percent	2.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities gained considerably for the 12 months ending May 31, 2024, as global economic expansion and, perhaps most notably, a slowing in the pace of inflation and a shift to more-dovish monetary policy in some markets provided a favorable backdrop for risk assets. Performance was driven by a narrow set of technology-focused firms riding high-growth megatrends, fanned by enthusiasm for artificial intelligence.
•Against this backdrop, stock picks in the United States and the U.K. contributed to the fund's performance. By sector, security selection was the primary contributor, led by industrials. An overweight in information technology also helped.
•Not owning Tesla, a benchmark component that returned about -13%, was the top individual relative contributor. The second-largest relative contributor was an overweight in Eaton (+93%). A non-benchmark stake in Hyundai gained roughly 344% and notably helped.
•In contrast, from a regional standpoint, stock picks in Europe ex U.K. and an overweight in emerging markets detracted from the fund's result. By sector, the biggest detractor from performance versus the benchmark was stock selection in financials, utilities and information technology.
•The largest individual relative detractor was our non-benchmark stake in Kenvue (-20%). The second-largest relative detractor was our stake in SolarEdge Technologies (-74%). SolarEdge Technologies was not held at period end.
•Notable changes in positioning include lower allocations to France and Denmark, an increased exposure to communication services and a lower allocation to consumer staples.
•Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through May 31, 2024. Initial investment of $10,000. Class C $10,000 $8,820 $8,720 $11,200 MSCI World Climate Change Index $10,000 $9,303 $9,791 $12,536 MSCI World Index $10,000 $9,415 $9,650 $12,101 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 27.44% 3.90% Class C 28.44% 3.90% MSCI World Climate Change Index 28.03% 7.93% MSCI World Index 25.39% 6.65% A From June 15, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 31,239,056
Holdings Count | shares	100
Advisory Fees Paid, Amount	$ 161,267
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$31,239,056
Number of Holdings	100
Total Advisory Fee	$161,267
Portfolio Turnover	85%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 35.1 Industrials 20.2 Financials 11.0 Health Care 10.5 Consumer Discretionary 9.6 Communication Services 5.1 Materials 3.2 Consumer Staples 2.8 Energy 0.8 Utilities 0.5 Common Stocks 98.8 Preferred Securities 0.0 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) United States 86.4 Denmark 2.4 United Kingdom 1.8 France 1.4 Switzerland 1.3 China 1.2 Brazil 0.9 Japan 0.8 Canada 0.8 Others 3.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 9.0 Microsoft Corp 6.2 Alphabet Inc Class A 5.1 Moody's Corp 2.4 Apple Inc 2.4 Eaton Corp PLC 2.1 Amazon.com Inc 2.1 Applied Materials Inc 1.9 First Solar Inc 1.7 Morgan Stanley 1.7 34.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable U.S. Equity Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable U.S. Equity Fund
Class Name	Fidelity Advisor® Sustainable U.S. Equity Fund Class M
Trading Symbol	FSEPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 158	1.40%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained considerably for the 12 months ending May 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum and ended May just shy of a record close, powered by signs of continued U.S. economic strength.
•Against this backdrop, security selection was the fund's primary relative contributor, especially within information technology and health care but was held back by poor security selection in industrials and communication services, followed by picks in financials. Lastly, the fund's position in cash was also a notable detractor.
•Not owning Meta, a benchmark component that gained approximately 77%, was the fund's largest notable relative detractor. Another notable relative detractor was our non-benchmark stake in SolarEdge Technologies (-71%). SolarEdge Technologies was not held at period end. An overweight stake in ON semiconductor (-12%) also detracted from fund performance.
•In contrast, the biggest contributor to performance versus the benchmark was an overweight in Nvidia (+191%), by far. Nvidia was one of our biggest holdings. An underweight in Apple (+9%) was our second notable relative contributor and the fund's fifth-largest holding as of period end. An overweight in Sprouts Farmers Market (+102%), a new position we established during the period, also helped the fund.
•Notable changes in positioning include higher allocation to communication services.
•Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through May 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,061 $9,393 $11,831 MSCI USA IMI ESG Leaders Index $10,000 $9,683 $9,926 $12,914 Russell 3000® Index $10,000 $9,518 $9,711 $12,390 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 21.54% 5.84% Class M (without 3.50% sales charge) 25.95% 7.12% MSCI USA IMI ESG Leaders Index 30.10% 9.02% Russell 3000® Index 27.58% 7.50% A From June 15, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 26,854,683
Holdings Count | shares	74
Advisory Fees Paid, Amount	$ 126,538
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$26,854,683
Number of Holdings	74
Total Advisory Fee	$126,538
Portfolio Turnover	45%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.7 Financials 13.0 Health Care 12.6 Industrials 10.9 Consumer Discretionary 10.9 Communication Services 9.2 Consumer Staples 5.4 Materials 4.2 Energy 4.0 Utilities 1.9 Real Estate 1.2 Common Stocks 98.9 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) United States 94.9 France 2.2 Norway 1.5 Italy 0.8 China 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.6 NVIDIA Corp 6.4 Alphabet Inc Class A 4.4 Amazon.com Inc 3.9 Apple Inc 3.2 Procter & Gamble Co/The 2.8 Merck & Co Inc 2.7 Travelers Cos Inc/The 2.5 Cigna Group/The 2.4 Moody's Corp 2.2 38.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Climate Action Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Climate Action Fund
Class Name	Fidelity Advisor® Climate Action Fund Class I
Trading Symbol	FCAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 121	1.05%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities gained considerably for the 12 months ending May 31, 2024, as global economic expansion and, perhaps most notably, a slowing in the pace of inflation and a shift to more-dovish monetary policy in some markets provided a favorable backdrop for risk assets. Performance was driven by a narrow set of technology-focused firms riding high-growth megatrends, fanned by enthusiasm for artificial intelligence.
•Against this backdrop, stock picks in the United States and the U.K. contributed to the fund's performance. By sector, security selection was the primary contributor, led by industrials. An overweight in information technology also helped.
•Not owning Tesla, a benchmark component that returned about -13%, was the top individual relative contributor. The second-largest relative contributor was an overweight in Eaton (+93%). A non-benchmark stake in Hyundai gained roughly 344% and notably helped.
•In contrast, from a regional standpoint, stock picks in Europe ex U.K. and an overweight in emerging markets detracted from the fund's result. By sector, the biggest detractor from performance versus the benchmark was stock selection in financials, utilities and information technology.
•The largest individual relative detractor was our non-benchmark stake in Kenvue (-20%). The second-largest relative detractor was our stake in SolarEdge Technologies (-74%). SolarEdge Technologies was not held at period end.
•Notable changes in positioning include lower allocations to France and Denmark, an increased exposure to communication services and a lower allocation to consumer staples.
•Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through May 31, 2024. Initial investment of $10,000. Class I $10,000 $8,900 $8,893 $11,542 MSCI World Climate Change Index $10,000 $9,303 $9,791 $12,536 MSCI World Index $10,000 $9,415 $9,650 $12,101 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 29.79% 4.96% MSCI World Climate Change Index 28.03% 7.93% MSCI World Index 25.39% 6.65% A From June 15, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 31,239,056
Holdings Count | shares	100
Advisory Fees Paid, Amount	$ 161,267
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$31,239,056
Number of Holdings	100
Total Advisory Fee	$161,267
Portfolio Turnover	85%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 35.1 Industrials 20.2 Financials 11.0 Health Care 10.5 Consumer Discretionary 9.6 Communication Services 5.1 Materials 3.2 Consumer Staples 2.8 Energy 0.8 Utilities 0.5 Common Stocks 98.8 Preferred Securities 0.0 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) United States 86.4 Denmark 2.4 United Kingdom 1.8 France 1.4 Switzerland 1.3 China 1.2 Brazil 0.9 Japan 0.8 Canada 0.8 Others 3.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 9.0 Microsoft Corp 6.2 Alphabet Inc Class A 5.1 Moody's Corp 2.4 Apple Inc 2.4 Eaton Corp PLC 2.1 Amazon.com Inc 2.1 Applied Materials Inc 1.9 First Solar Inc 1.7 Morgan Stanley 1.7 34.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable U.S. Equity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable U.S. Equity Fund
Class Name	Fidelity® Sustainable U.S. Equity Fund
Trading Symbol	FSEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable U.S. Equity Fund	$ 102	0.90%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained considerably for the 12 months ending May 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum and ended May just shy of a record close, powered by signs of continued U.S. economic strength.
•Against this backdrop, security selection was the fund's primary relative contributor, especially within information technology and health care but was held back by poor security selection in industrials and communication services, followed by picks in financials. Lastly, the fund's position in cash was also a notable detractor.
•Not owning Meta, a benchmark component that gained approximately 77%, was the fund's largest notable relative detractor. Another notable relative detractor was our non-benchmark stake in SolarEdge Technologies (-71%). SolarEdge Technologies was not held at period end. An overweight stake in ON semiconductor (-12%) also detracted from fund performance.
•In contrast, the biggest contributor to performance versus the benchmark was an overweight in Nvidia (+191%), by far. Nvidia was one of our biggest holdings. An underweight in Apple (+9%) was our second notable relative contributor and the fund's fifth-largest holding as of period end. An overweight in Sprouts Farmers Market (+102%), a new position we established during the period, also helped the fund.
•Notable changes in positioning include higher allocation to communication services.
•Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through May 31, 2024. Initial investment of $10,000. Fidelity® Sustainable U.S. Equity Fund $10,000 $9,442 $9,833 $12,446 MSCI USA IMI ESG Leaders Index $10,000 $9,683 $9,926 $12,914 Russell 3000® Index $10,000 $9,518 $9,711 $12,390 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Sustainable U.S. Equity Fund 26.58% 7.67% MSCI USA IMI ESG Leaders Index 30.10% 9.02% Russell 3000® Index 27.58% 7.50% A From June 15, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 26,854,683
Holdings Count | shares	74
Advisory Fees Paid, Amount	$ 126,538
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$26,854,683
Number of Holdings	74
Total Advisory Fee	$126,538
Portfolio Turnover	45%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.7 Financials 13.0 Health Care 12.6 Industrials 10.9 Consumer Discretionary 10.9 Communication Services 9.2 Consumer Staples 5.4 Materials 4.2 Energy 4.0 Utilities 1.9 Real Estate 1.2 Common Stocks 98.9 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) United States 94.9 France 2.2 Norway 1.5 Italy 0.8 China 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.6 NVIDIA Corp 6.4 Alphabet Inc Class A 4.4 Amazon.com Inc 3.9 Apple Inc 3.2 Procter & Gamble Co/The 2.8 Merck & Co Inc 2.7 Travelers Cos Inc/The 2.5 Cigna Group/The 2.4 Moody's Corp 2.2 38.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Water Sustainability Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Water Sustainability Fund
Class Name	Fidelity® Water Sustainability Fund
Trading Symbol	FLOWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Water Sustainability Fund for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Water Sustainability Fund	$ 107	0.95%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities gained considerably for the 12 months ending May 31, 2024, as global economic expansion and, perhaps most notably, a slowing in the pace of inflation and a shift to more-dovish monetary policy in some markets provided a favorable backdrop for risk assets. Performance was driven by a narrow set of technology-focused firms riding high-growth megatrends, fanned by enthusiasm for artificial intelligence.
•Against this backdrop, picks in the United States contributed the most. A lack of exposure to lagging markets in India and Italy helped to a lesser extent. By industry, an underweight in water utilities and positioning in industrial machinery & supplies & components also boosted the fund's relative performance.
•The fund's non-index stake in Ingersoll Rand gained 65% and was the top individual relative contributor. Ingersoll Rand was among our biggest holdings. Pentair (+48%), the fund's top holding, also contribute, along with an underweight in American Water Works (-7%).
•In contrast, avoiding Saudi Arabia and positioning in the U.K. detracted from the fund's performance versus the water index. By industry, the largest detractor was avoiding the independent power producers & energy traders category. An underweight in specialty chemicals also hurt.
•Not owning Acwa Power, an index component that gained 76%, was the largest individual relative detractor, followed by an underweight in United Utilities (+8%), one of our largest holdings and a position we established this period. A non-index stake in Chart Industries (-3%), one of the fund's biggest holdings, also hurt.
•Notable changes in positioning include increased exposure to the United Kingdom, as well as increased exposure to water utilities and decreased exposure to the software & services.
•Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 16, 2020 through May 31, 2024. Initial investment of $10,000. Fidelity® Water Sustainability Fund $10,000 $10,750 $15,071 $13,950 $14,363 S&P® Global Water Index $10,000 $10,799 $15,931 $14,619 $15,056 MSCI ACWI (All Country World Index) Index $10,000 $10,918 $15,538 $14,529 $14,708 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Water Sustainability Fund 26.32% 15.53% S&P® Global Water Index 20.29% 15.48% MSCI ACWI (All Country World Index) Index 23.98% 15.67% A From April 16, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 16, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 101,577,753
Holdings Count | shares	31
Advisory Fees Paid, Amount	$ 646,514
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$101,577,753
Number of Holdings	31
Total Advisory Fee	$646,514
Portfolio Turnover	52%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 66.8 Utilities 27.4 Information Technology 2.5 Materials 2.3 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) United States 69.0 United Kingdom 14.0 Switzerland 5.4 Canada 4.3 Brazil 4.3 Japan 3.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Pentair PLC 8.2 United Utilities Group PLC 7.3 Advanced Drainage Systems Inc 5.8 Severn Trent PLC 5.6 Ingersoll Rand Inc 5.4 Essential Utilities Inc 5.1 Mueller Water Products Inc 4.9 Tetra Tech Inc 4.9 Chart Industries Inc 4.7 Core & Main Inc Class A 4.5 56.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity SAI Sustainable U.S. Equity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Sustainable U.S. Equity Fund
Class Name	Fidelity® SAI Sustainable U.S. Equity Fund
Trading Symbol	FIDEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Sustainable U.S. Equity Fund for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable U.S. Equity Fund	$ 67	0.59%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained considerably for the 12 months ending May 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum and ended May just shy of a record close, powered by signs of continued U.S. economic strength.
•Against this backdrop, security selection within industrials and communication services, followed by picks in financials held the fund back most relative to the benchmark. The fund's position in cash was also a notable detractor.
•Not owning Meta, a benchmark component that gained approximately 77%, was the fund's largest notable relative detractor. Another notable relative detractor was our non-benchmark stake in SolarEdge Technologies (-71%). SolarEdge Technologies was not held at period end. An overweight stake in ON semiconductor (-12%) also detracted from fund performance.
•In contrast, the biggest contributor to performance versus the benchmark were stock picks within the health care and information technology sectors.
•On an individual security basis, an overweight in Nvidia (+191%), helped the fund most, by far. Nvidia was one of our biggest holdings. An underweight in Apple (+9%) was our second notable relative contributor and the fund's fifth-largest holding as of period end. An overweight in Sprouts Farmers Market (+102%), a new position we established during the period, also helped.
•Notable changes in positioning include higher allocation to communication services.
•Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 14, 2022 through May 31, 2024. Initial investment of $10,000. Fidelity® SAI Sustainable U.S. Equity Fund $10,000 $9,250 $9,669 MSCI USA IMI ESG Leaders Index $10,000 $9,431 $9,669 Russell 3000® Index $10,000 $9,374 $9,564 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® SAI Sustainable U.S. Equity Fund 26.61% 9.96% MSCI USA IMI ESG Leaders Index 30.10% 11.36% Russell 3000® Index 27.58% 9.79% A From April 14, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 110,443,950
Holdings Count | shares	73
Advisory Fees Paid, Amount	$ 223,287
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$110,443,950
Number of Holdings	73
Total Advisory Fee	$223,287
Portfolio Turnover	49%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.6 Financials 12.9 Health Care 12.5 Consumer Discretionary 10.9 Industrials 10.1 Communication Services 9.2 Consumer Staples 5.4 Materials 4.2 Energy 4.0 Utilities 1.7 Real Estate 1.2 Common Stocks 97.7 Short-Term Investments and Net Other Assets (Liabilities) 2.3 ASSET ALLOCATION (% of Fund's net assets) United States 95.0 France 2.2 Norway 1.5 Italy 0.8 China 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.6 NVIDIA Corp 6.4 Alphabet Inc Class A 4.4 Amazon.com Inc 3.9 Apple Inc 3.2 Procter & Gamble Co/The 2.8 Merck & Co Inc 2.7 Travelers Cos Inc/The 2.4 Cigna Group/The 2.4 Moody's Corp 2.2 38.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Climate Action Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Climate Action Fund
Class Name	Fidelity Advisor® Climate Action Fund Class M
Trading Symbol	FCAOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 177	1.55%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities gained considerably for the 12 months ending May 31, 2024, as global economic expansion and, perhaps most notably, a slowing in the pace of inflation and a shift to more-dovish monetary policy in some markets provided a favorable backdrop for risk assets. Performance was driven by a narrow set of technology-focused firms riding high-growth megatrends, fanned by enthusiasm for artificial intelligence.
•Against this backdrop, stock picks in the United States and the U.K. contributed to the fund's performance. By sector, security selection was the primary contributor, led by industrials. An overweight in information technology also helped.
•Not owning Tesla, a benchmark component that returned about -13%, was the top individual relative contributor. The second-largest relative contributor was an overweight in Eaton (+93%). A non-benchmark stake in Hyundai gained roughly 344% and notably helped.
•In contrast, from a regional standpoint, stock picks in Europe ex U.K. and an overweight in emerging markets detracted from the fund's result. By sector, the biggest detractor from performance versus the benchmark was stock selection in financials, utilities and information technology.
•The largest individual relative detractor was our non-benchmark stake in Kenvue (-20%). The second-largest relative detractor was our stake in SolarEdge Technologies (-74%). SolarEdge Technologies was not held at period end.
•Notable changes in positioning include lower allocations to France and Denmark, an increased exposure to communication services and a lower allocation to consumer staples.
•Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through May 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $8,550 $8,502 $10,972 MSCI World Climate Change Index $10,000 $9,303 $9,791 $12,536 MSCI World Index $10,000 $9,415 $9,650 $12,101 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 24.54% 3.18% Class M (without 3.50% sales charge) 29.06% 4.43% MSCI World Climate Change Index 28.03% 7.93% MSCI World Index 25.39% 6.65% A From June 15, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 31,239,056
Holdings Count | shares	100
Advisory Fees Paid, Amount	$ 161,267
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$31,239,056
Number of Holdings	100
Total Advisory Fee	$161,267
Portfolio Turnover	85%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 35.1 Industrials 20.2 Financials 11.0 Health Care 10.5 Consumer Discretionary 9.6 Communication Services 5.1 Materials 3.2 Consumer Staples 2.8 Energy 0.8 Utilities 0.5 Common Stocks 98.8 Preferred Securities 0.0 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) United States 86.4 Denmark 2.4 United Kingdom 1.8 France 1.4 Switzerland 1.3 China 1.2 Brazil 0.9 Japan 0.8 Canada 0.8 Others 3.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 9.0 Microsoft Corp 6.2 Alphabet Inc Class A 5.1 Moody's Corp 2.4 Apple Inc 2.4 Eaton Corp PLC 2.1 Amazon.com Inc 2.1 Applied Materials Inc 1.9 First Solar Inc 1.7 Morgan Stanley 1.7 34.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable U.S. Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable U.S. Equity Fund
Class Name	Fidelity Advisor® Sustainable U.S. Equity Fund Class C
Trading Symbol	FSEOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 214	1.90%

Expenses Paid, Amount	$ 214
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained considerably for the 12 months ending May 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum and ended May just shy of a record close, powered by signs of continued U.S. economic strength.
•Against this backdrop, security selection was the fund's primary relative contributor, especially within information technology and health care but was held back by poor security selection in industrials and communication services, followed by picks in financials. Lastly, the fund's position in cash was also a notable detractor.
•Not owning Meta, a benchmark component that gained approximately 77%, was the fund's largest notable relative detractor. Another notable relative detractor was our non-benchmark stake in SolarEdge Technologies (-71%). SolarEdge Technologies was not held at period end. An overweight stake in ON semiconductor (-12%) also detracted from fund performance.
•In contrast, the biggest contributor to performance versus the benchmark was an overweight in Nvidia (+191%), by far. Nvidia was one of our biggest holdings. An underweight in Apple (+9%) was our second notable relative contributor and the fund's fifth-largest holding as of period end. An overweight in Sprouts Farmers Market (+102%), a new position we established during the period, also helped the fund.
•Notable changes in positioning include higher allocation to communication services.
•Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through May 31, 2024. Initial investment of $10,000. Class C $10,000 $9,347 $9,634 $12,077 MSCI USA IMI ESG Leaders Index $10,000 $9,683 $9,926 $12,914 Russell 3000® Index $10,000 $9,518 $9,711 $12,390 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 24.36% 6.58% Class C 25.36% 6.58% MSCI USA IMI ESG Leaders Index 30.10% 9.02% Russell 3000® Index 27.58% 7.50% A From June 15, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 26,854,683
Holdings Count | shares	74
Advisory Fees Paid, Amount	$ 126,538
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$26,854,683
Number of Holdings	74
Total Advisory Fee	$126,538
Portfolio Turnover	45%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.7 Financials 13.0 Health Care 12.6 Industrials 10.9 Consumer Discretionary 10.9 Communication Services 9.2 Consumer Staples 5.4 Materials 4.2 Energy 4.0 Utilities 1.9 Real Estate 1.2 Common Stocks 98.9 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) United States 94.9 France 2.2 Norway 1.5 Italy 0.8 China 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.6 NVIDIA Corp 6.4 Alphabet Inc Class A 4.4 Amazon.com Inc 3.9 Apple Inc 3.2 Procter & Gamble Co/The 2.8 Merck & Co Inc 2.7 Travelers Cos Inc/The 2.5 Cigna Group/The 2.4 Moody's Corp 2.2 38.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Climate Action Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Climate Action Fund
Class Name	Fidelity Advisor® Climate Action Fund Class A
Trading Symbol	FCAJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 149	1.30%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities gained considerably for the 12 months ending May 31, 2024, as global economic expansion and, perhaps most notably, a slowing in the pace of inflation and a shift to more-dovish monetary policy in some markets provided a favorable backdrop for risk assets. Performance was driven by a narrow set of technology-focused firms riding high-growth megatrends, fanned by enthusiasm for artificial intelligence.
•Against this backdrop, stock picks in the United States and the U.K. contributed to the fund's performance. By sector, security selection was the primary contributor, led by industrials. An overweight in information technology also helped.
•Not owning Tesla, a benchmark component that returned about -13%, was the top individual relative contributor. The second-largest relative contributor was an overweight in Eaton (+93%). A non-benchmark stake in Hyundai gained roughly 344% and notably helped.
•In contrast, from a regional standpoint, stock picks in Europe ex U.K. and an overweight in emerging markets detracted from the fund's result. By sector, the biggest detractor from performance versus the benchmark was stock selection in financials, utilities and information technology.
•The largest individual relative detractor was our non-benchmark stake in Kenvue (-20%). The second-largest relative detractor was our stake in SolarEdge Technologies (-74%). SolarEdge Technologies was not held at period end.
•Notable changes in positioning include lower allocations to France and Denmark, an increased exposure to communication services and a lower allocation to consumer staples.
•Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through May 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $8,369 $8,341 $10,792 MSCI World Climate Change Index $10,000 $9,303 $9,791 $12,536 MSCI World Index $10,000 $9,415 $9,650 $12,101 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) 21.94% 2.61% Class A (without 5.75% sales charge) 29.38% 4.68% MSCI World Climate Change Index 28.03% 7.93% MSCI World Index 25.39% 6.65% A From June 15, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 31,239,056
Holdings Count | shares	100
Advisory Fees Paid, Amount	$ 161,267
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$31,239,056
Number of Holdings	100
Total Advisory Fee	$161,267
Portfolio Turnover	85%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 35.1 Industrials 20.2 Financials 11.0 Health Care 10.5 Consumer Discretionary 9.6 Communication Services 5.1 Materials 3.2 Consumer Staples 2.8 Energy 0.8 Utilities 0.5 Common Stocks 98.8 Preferred Securities 0.0 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) United States 86.4 Denmark 2.4 United Kingdom 1.8 France 1.4 Switzerland 1.3 China 1.2 Brazil 0.9 Japan 0.8 Canada 0.8 Others 3.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 9.0 Microsoft Corp 6.2 Alphabet Inc Class A 5.1 Moody's Corp 2.4 Apple Inc 2.4 Eaton Corp PLC 2.1 Amazon.com Inc 2.1 Applied Materials Inc 1.9 First Solar Inc 1.7 Morgan Stanley 1.7 34.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Climate Action Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Climate Action Fund
Class Name	Fidelity® Climate Action Fund
Trading Symbol	FCAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Climate Action Fund	$ 121	1.05%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities gained considerably for the 12 months ending May 31, 2024, as global economic expansion and, perhaps most notably, a slowing in the pace of inflation and a shift to more-dovish monetary policy in some markets provided a favorable backdrop for risk assets. Performance was driven by a narrow set of technology-focused firms riding high-growth megatrends, fanned by enthusiasm for artificial intelligence.
•Against this backdrop, stock picks in the United States and the U.K. contributed to the fund's performance. By sector, security selection was the primary contributor, led by industrials. An overweight in information technology also helped.
•Not owning Tesla, a benchmark component that returned about -13%, was the top individual relative contributor. The second-largest relative contributor was an overweight in Eaton (+93%). A non-benchmark stake in Hyundai gained roughly 344% and notably helped.
•In contrast, from a regional standpoint, stock picks in Europe ex U.K. and an overweight in emerging markets detracted from the fund's result. By sector, the biggest detractor from performance versus the benchmark was stock selection in financials, utilities and information technology.
•The largest individual relative detractor was our non-benchmark stake in Kenvue (-20%). The second-largest relative detractor was our stake in SolarEdge Technologies (-74%). SolarEdge Technologies was not held at period end.
•Notable changes in positioning include lower allocations to France and Denmark, an increased exposure to communication services and a lower allocation to consumer staples.
•Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through May 31, 2024. Initial investment of $10,000. Fidelity® Climate Action Fund $10,000 $8,900 $8,893 $11,542 MSCI World Climate Change Index $10,000 $9,303 $9,791 $12,536 MSCI World Index $10,000 $9,415 $9,650 $12,101 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Climate Action Fund 29.79% 4.96% MSCI World Climate Change Index 28.03% 7.93% MSCI World Index 25.39% 6.65% A From June 15, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 31,239,056
Holdings Count | shares	100
Advisory Fees Paid, Amount	$ 161,267
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$31,239,056
Number of Holdings	100
Total Advisory Fee	$161,267
Portfolio Turnover	85%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 35.1 Industrials 20.2 Financials 11.0 Health Care 10.5 Consumer Discretionary 9.6 Communication Services 5.1 Materials 3.2 Consumer Staples 2.8 Energy 0.8 Utilities 0.5 Common Stocks 98.8 Preferred Securities 0.0 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) United States 86.4 Denmark 2.4 United Kingdom 1.8 France 1.4 Switzerland 1.3 China 1.2 Brazil 0.9 Japan 0.8 Canada 0.8 Others 3.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 9.0 Microsoft Corp 6.2 Alphabet Inc Class A 5.1 Moody's Corp 2.4 Apple Inc 2.4 Eaton Corp PLC 2.1 Amazon.com Inc 2.1 Applied Materials Inc 1.9 First Solar Inc 1.7 Morgan Stanley 1.7 34.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable U.S. Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable U.S. Equity Fund
Class Name	Fidelity Advisor® Sustainable U.S. Equity Fund Class A
Trading Symbol	FSEKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 130	1.15%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained considerably for the 12 months ending May 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum and ended May just shy of a record close, powered by signs of continued U.S. economic strength.
•Against this backdrop, security selection was the fund's primary relative contributor, especially within information technology and health care but was held back by poor security selection in industrials and communication services, followed by picks in financials. Lastly, the fund's position in cash was also a notable detractor.
•Not owning Meta, a benchmark component that gained approximately 77%, was the fund's largest notable relative detractor. Another notable relative detractor was our non-benchmark stake in SolarEdge Technologies (-71%). SolarEdge Technologies was not held at period end. An overweight stake in ON semiconductor (-12%) also detracted from fund performance.
•In contrast, the biggest contributor to performance versus the benchmark was an overweight in Nvidia (+191%), by far. Nvidia was one of our biggest holdings. An underweight in Apple (+9%) was our second notable relative contributor and the fund's fifth-largest holding as of period end. An overweight in Sprouts Farmers Market (+102%), a new position we established during the period, also helped the fund.
•Notable changes in positioning include higher allocation to communication services.
•Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through May 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $8,872 $9,218 $11,640 MSCI USA IMI ESG Leaders Index $10,000 $9,683 $9,926 $12,914 Russell 3000® Index $10,000 $9,518 $9,711 $12,390 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) 19.01% 5.26% Class A (without 5.75% sales charge) 26.27% 7.39% MSCI USA IMI ESG Leaders Index 30.10% 9.02% Russell 3000® Index 27.58% 7.50% A From June 15, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 26,854,683
Holdings Count | shares	74
Advisory Fees Paid, Amount	$ 126,538
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$26,854,683
Number of Holdings	74
Total Advisory Fee	$126,538
Portfolio Turnover	45%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.7 Financials 13.0 Health Care 12.6 Industrials 10.9 Consumer Discretionary 10.9 Communication Services 9.2 Consumer Staples 5.4 Materials 4.2 Energy 4.0 Utilities 1.9 Real Estate 1.2 Common Stocks 98.9 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) United States 94.9 France 2.2 Norway 1.5 Italy 0.8 China 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.6 NVIDIA Corp 6.4 Alphabet Inc Class A 4.4 Amazon.com Inc 3.9 Apple Inc 3.2 Procter & Gamble Co/The 2.8 Merck & Co Inc 2.7 Travelers Cos Inc/The 2.5 Cigna Group/The 2.4 Moody's Corp 2.2 38.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec